CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property and equipment	¥ 314,505	¥ 319,668
Intangible assets	976,948	758,075
Deferred tax assets	423,786	348,672
Investments accounted for using the equity method	118,829	29,452
Financial assets at fair value through other comprehensive income	393,448	5,000
Contract assets	40,998	63,120
Total noncurrent assets	2,268,514	1,523,987
Current assets
Loan to related party		15,027
Trade receivables	710,123	270,530
Contract assets	211,276	133,661
Prepayments and other receivables	528,277	337,214
Financial assets at fair value through profit or loss	1,690,967	2,540,925
Restricted cash	3,440,289	3,996,238
Cash and cash equivalents	1,077,875	565,027
Total current assets	7,658,807	7,858,622
Total assets	9,927,321	9,382,609
Equity
Share capital	73	66
Shares held for share option scheme	(88,280)	(88,280)
Other reserves	8,461,637	6,151,453
Accumulated losses	(4,003,318)	(2,342,752)
Equity attributable to equity owners of the Company	4,370,112	3,720,487
Noncontrolling interests	150,429	110,601
Total equity	4,520,541	3,831,088
Noncurrent liabilities
Trade and other payables	420,873	403,228
Contract liabilities	12,700	7,423
Deferred tax liabilities	33,291	18,480
Total noncurrent liabilities	466,864	429,131
Current liabilities
Trade and other payables	1,075,576	1,280,641
Payroll and welfare payables	538,132	394,828
Contract liabilities	104,960	58,383
Short-term borrowings	3,218,566	3,386,100
Derivative financial liabilities	2,682	2,438
Total current liabilities	4,939,916	5,122,390
Total liabilities	5,406,780	5,551,521
Total equity and liabilities	¥ 9,927,321	¥ 9,382,609